RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables) - Foresight Acquisition Corp [Member]	9 Months Ended
Sep. 30, 2021
Summary Of Revision Of Previously Issued Financial Statements

	As Previously
Balance Sheet as of February 12, 2021 (unaudited)	Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$301,630,948	$14,619,052	$316,250,000
Class A common stock	$230	$(147)	$83
Additional paid-in capital	$5,235,691	$(5,235,691)	$—
Accumulated deficit	$(236,705)	$(9,383,214)	$(9,619,919)
Total Stockholders’ Equity (Deficit)	$5,000,007	$(14,619,052)	$(9,619,045)

Balance Sheet as of March 31, 2021 (unaudited)
Class A common stock subject to possible redemption	$306,684,320	$9,565,680	$316,250,000
Class A common stock	$179	$(96)	$83
Additional paid-in capital	$182,370	$(182,370)	$—
Retained earnings	$4,816,670	$(9,383,214)	$(4,566,544)
Total Stockholders’ Equity (Deficit)	$5,000,010	$(9,565,680)	$(4,565,670)

Balance Sheet as of June 30, 2021 (unaudited)
Class A common stock subject to possible redemption	$296,160,450	$20,089,550	$316,250,000
Class A common stock	$284	$(201)	$83
Additional paid-in capital	$10,706,135	$(10,706,135)	$—
Retained earnings	$(5,707,207)	$(9,383,214)	$(15,090,421)
Total Stockholders’ Equity (Deficit)	$5,000,003	$(20,089,550)	$(15,089,547)

Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$301,630,950	$14,619,050	$316,250,000
Change in value of Class A common stock subject to possible redemption	5,053,370	(5,053,370)	—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$301,630,950	$14,619,050	$316,250,000
Change in value of Class A common stock subject to possible redemption	(5,470,500)	5,470,500	—

	As Previously
Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) March 31, 2021	Reported	Adjusted	As Restated
Sales of 31,625,000 Units, net of underwriting discounts	298,798,535	(298,798,535)	—
Sale of 832,500 Private Placement Units (Private Placement Shares)	8,044,125	—	8,044,125
Initial value of common stock subject to possible redemption at IPO date	(301,630,950)	301,630,950	—
Change in value of common stock subject to redemption	(5,053,370)	5,053,370	—
Accretion for Class A common stock to redemption amount	—	(17,451,465)	(17,451,465)
Total stockholders’ equity (deficit)	5,000,010	(9,565,680)	(4,565,670)

	As Previously
Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) June 30, 2021	Reported	Adjusted	As Restated
Change in value of common stock subject to redemption	(5,470,500)	5,470,500	—
Total stockholders’ equity (deficit)	5,000,003	(20,089,550)	(15,089,547)

Summary of Restatement of Net Income Loss Per Share [Table Text Block]

	As Previously		As Previously		As Previously
	Reported	As Restated	Reported	As Restated	Reported	As Restated
	For the	For the Three	For the	For the	For the	For the
	Three Months	Months	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended	Ended	Ended
	March 31,	March 31,	June 30,	June 30,	June 30,	June 30,
	2021	2021	2021	2021	2021	2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	30,163,095	31,625,000	29,616,045	31,625,000	30,496,324	31,625,000
Basic and diluted net loss per share,Class A common stock	$—	$0.12	$—	$(0.27)	$—	$(0.15)
Basic and diluted weighted average shares outstanding, Class B common stock subject to possible redemption	8,611,731	7,715,000	9,695,318	7,715,000	6,875,000	7,715,000
Basic and diluted net loss per share, Class B common stock	$0.56	$0.12	$(1.09)	$(0.27)	$(0.83)	$(0.15)